Lease Arrangements - Summary of Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 11,103	$ 11,051		$ 361
Additions to right-of-use assets	4,369	4,669	$ 3,796
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	3,982	3,985	3,931
Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7,175	6,988
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	2,863	2,789	2,729
Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,727	1,538
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	770	786	786
Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	2,201	2,525
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	$ 349	$ 410	$ 416